CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Preferred Stock Subscriptions Receivable [Member]	Additional Paid-in Capital [Member]	Common Stock Warrants [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2007	$ 1	$ 19	$ 23	$ 5	$ (489)	$ 49,786	$ 3,433	$ 0	$ (34,862)	$ 17,916
Balance (in shares) at Dec. 31, 2007	1,452	18,755	23,280	4,515
Increase (Decrease) in Partners' Capital [Roll Forward]
Exercise of stock options	0	0	0	0	0	12	0	0	0	12
Exercise of stock options (in shares)	1
Warrants attached to Series C Preferred Stock	0	0	0	0	0	0	320	0	0	320
Warrants issued	0	0	0	0	0	0	44	0	0	44
Stock-based compensation expense, net of forfeitures	0	0	0	0	0	276	0	0	0	276
Issuance of preferred stock, Series C	0	0	0	8	489	18,735	0	0	0	19,232
Issuance of preferred stock, Series C (in shares)				8,005
Beneficial conversion feature of Series C Preferred Stock	0	0	0	0	0	17,548	0	0	(17,548)	0
Preferred stock dividends accrued	0	0	0	0	0	0	0	0	(2,327)	(2,327)
Comprehensive income (loss)
Net loss	0	0	0	0	0	0	0	0	(19,346)	(19,346)
Balance at Dec. 31, 2008	1	19	23	13	0	86,357	3,797	0	(74,083)	16,127
Balance (in shares) at Dec. 31, 2008	1,453	18,755	23,280	12,520
Increase (Decrease) in Partners' Capital [Roll Forward]
Exercise of stock options	0	0	0	0	0	2	0	0	0	2
Stock-based compensation expense, net of forfeitures	0	0	0	0	0	378	0	0	0	378
Dividend of subsidiary stock	0	0	0	0	0	0	0	0	(2,050)	(2,050)
Comprehensive income (loss)
Net loss	0	0	0	0	0	0	0	0	(11,824)	(11,824)
Balance at Dec. 31, 2009	1	19	23	13	0	86,737	3,797	0	(90,999)	(409)
Balance (in shares) at Dec. 31, 2009	1,453	18,755	23,280	12,520
Increase (Decrease) in Partners' Capital [Roll Forward]
Exercise of stock options	0	0	0	0	0	65	0	0	0	65
Exercise of stock options (in shares)	6
Stock-based compensation expense, net of forfeitures	0	0	0	0	0	685	0	0	0	685
Restricted stock vesting	0	0	0	0	0	150	0	0	0	150
Restricted stock vesting (in shares)	12
Issuance of common stock, net of issuance costs	10	0	0	0	0	104,079	0	0	0	104,089
Issuance of common stock, net of issuance costs (in shares)	9,583
Issuance of common stock in connection with the acquisition	3	0	0	0	0	34,618	0	0	0	34,621
Issuance of common stock in connection with the acquisition (in shares)	2,588
Beneficial conversion feature of Series B Preferred Stock	0	0	0	0	0	2,933	0	0	(2,933)	0
Beneficial conversion feature of Series C Preferred Stock	0	0	0	0	0	2,404			(2,404)	0
Conversion of Series A Preferred Stock	2	(19)	0	0	0	17	0	0	0	0
Conversion of Series A Preferred Stock (in shares)	1,797	(18,755)
Conversion of Series B Preferred Stock	1	0	(12)	0	0	11	0	0	0	0
Conversion of Series B Preferred Stock (in shares)	1,078		(11,640)
Conversion of Series C Preferred Stock	2	0	0	(13)	0	11	0	0	0	0
Conversion of Series C Preferred Stock (in shares)	2,504			(12,520)
Redemption of Series B Preferred Stock	0	0	(11)	0	0	(11,629)	0	0	0	(11,640)
Redemption of Series B Preferred Stock (in shares)			(11,640)
Warrant modification charges	0	0	0	0	0	0	2,491	0	(2,491)	0
Subordinated debt warrants	0	0	0	0	0	0	722	0	0	722
Warrant expiration	0	0	0	0	0	44	(44)	0	0	0
Preferred stock dividends accrued	0	0	0	0	0	0	0	0	(2,003)	(2,003)
Comprehensive income (loss)
Net loss	0	0	0	0	0	0	0	0	(12,893)	(12,893)
Foreign currency translation adjustment, net	0	0	0	0	0	0	0	50	0	50
Total comprehensive income (loss)	0	0	0	0	0	0	0	0	0	(12,843)
Balance at Dec. 31, 2010	$ 19	$ 0	$ 0	$ 0	$ 0	$ 220,125	$ 6,966	$ 50	$ (113,723)	$ 113,437
Balance (in shares) at Dec. 31, 2010	19,021